CREDITOR PROTECTION PROCEEDINGS RELATED DISCLOSURES (Details 5) (CAD) In Millions, unless otherwise specified			9 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2012 Fresh Start Accounting Adjustments [Member]
Prepaids and other	8.9	13.0	(7.1)	[1]
Property, plant and equipment	611.60	614.10	257.47
Assets held for sale	34.30	56.20	12.07
Goodwill	56.70	56.70	56.77
Deferred income tax assets		0	(2.5)	[1]
Liabilities associated with assets held for sale	15.20	14.80	(2.30)	[1]
Deferred credits		0	(9.6)	[1]
Gain due to fresh start accounting adjustments			328.4

[1]	Please refer "Credit Or Protection Proceedings Related Disclosures (Details 5)"